Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory write-downs to net realizable value	$ 7,066	$ 722
Inventory write down due to contract	4,461	542
Inventory write-downs, purchased parts and materials inventory and finished goods	$ 2,605	$ 180